Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

A summary of revenues, operating expenses, other income and net loss attributable to common stockholders for each of the last two years follows (this information is unaudited):

	1st	2nd	3rd	4th
	Quarter	Quarter	Quarter	Quarter	Annual
2017
Revenues	$-	$-	$-	$-	$-
Operating expenses	(233,940)	(280,335)	(712,852)	(575,306)	(1,802,433)
Interest expense	-	-	-	(59,063)	(59,063)
Other income	1,498	1,889	1,285	509	5,181
Net loss attributable to common stockholders	$(232,442)	$(278,446)	$(711,567)	$(633,860)	$(1,856,315)

Weighted-average common shares - basic and diluted	31,745,242	31,745,242	31,745,242	35,119,261	32,595,680

Net loss per common share - basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.02)	$(0.06)

2016
Revenues	$-	$-	$-	$-	$-
Operating expenses	(280,956)	(575,281)	(829,064)	(236,219)	(1,921,520)
Interest expense	-	-	-	-	-
Other income	7	869	1,698	1,880	4,454
Net loss attributable to common stockholders	$(280,949)	$(574,412)	$(827,366)	$(234,339)	$(1,917,066)

Weighted-average common shares - basic and diluted	26,870,217	26,870,217	31,745,242	31,745,242	29,321,049

Net loss per common share - basic and diluted	$(0.01)	$(0.02)	$(0.03)	$(0.01)	$(0.07)